THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 29.3%
	Face Amount	Value
Agency Mortgage-Backed Obligations — 10.1%
FHLMC
5.500%, 08/01/2053	$2,294,903	$2,321,870
3.000%, 05/01/2053	4,666,652	4,189,441
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
Callable 10/25/2024 @ $100
1.688%, 02/25/2043 † (A)	20,425,000	57,300
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	3,444,729	3,359,483
FNMA
3.500%, 04/01/2053	3,252,476	3,029,070
GNMA, Ser 2013-11, Cl LP
3.500%, 01/20/2043	3,899,808	3,653,133
		16,610,297
Non-Agency Mortgage-Backed Obligations — 19.2%
BBCMS Mortgage Trust 2024-5C25, Ser 5C25, Cl C
Callable 03/15/2029 @ $100
6.643%, 03/15/2057 (A)	1,000,000	1,032,701
BBCMS Mortgage Trust 2024-C24, Ser C24, Cl D
Callable 02/15/2034 @ $100
4.250%, 02/15/2057 (B)	610,000	483,898
BMO 2024-5C3 Mortgage Trust, Ser 5C3, Cl C
Callable 02/15/2029 @ $100
7.088%, 02/15/2057 (A)	1,350,000	1,400,972
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 10/15/2024 @ $100
6.811%, , TSFR1M + 1.714% 03/15/2036 (B)	1,500,000	1,459,036
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1
Callable 10/25/2024 @ $100
3.269%, 11/25/2059 (B) (C)	1,150,000	1,104,291
Fontainebleau Miami Beach Trust 2019-FBLU, Ser FBLU, Cl B
3.447%, 12/10/2036 (B)	1,200,000	1,188,002
FREMF 2016-K53 Mortgage Trust, Ser K53, Cl B
Callable 01/25/2026 @ $100
4.161%, 03/25/2049 (A) (B)	1,250,000	1,234,513
FREMF 2016-K53 Mortgage Trust, Ser K53, Cl C
Callable 01/25/2026 @ $100
4.161%, 03/25/2049 (A) (B)	1,500,000	1,478,257

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
FREMF 2017-K729 Mortgage Trust, Ser K729, Cl B
Callable 11/25/2024 @ $100
3.786%, 11/25/2049 (A) (B)	$1,000,000	$994,682
FREMF Mortgage Trust, Ser K41, Cl B
Callable 11/25/2024 @ $100
3.977%, 11/25/2047 (A) (B)	1,735,000	1,728,434
FREMF Mortgage Trust, Ser K47, Cl C
Callable 05/25/2025 @ $100
3.709%, 06/25/2048 (A) (B)	3,000,000	2,965,693
FREMF Mortgage Trust, Ser K65, Cl B
Callable 07/25/2027 @ $100
4.221%, 07/25/2050 (A) (B)	2,650,000	2,612,293
FREMF Mortgage Trust, Ser K69, Cl B
Callable 10/25/2027 @ $100
3.854%, 10/25/2049 (A) (B)	3,895,000	3,789,562
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 11/25/2030 @ $100
3.448%, 01/25/2047 (A) (B)	569,318	518,717
Morgan Stanley Capital I Trust 2015-MS1, Ser MS1, Cl A4
Callable 07/15/2025 @ $100
3.779%, 05/15/2048 (A)	1,000,000	988,621
OBX 2019-EXP3 Trust, Ser 2019-EXP3, Cl 2A2
Callable 04/25/2028 @ $100
6.069%, , TSFR1M + 1.214% 10/25/2059 (B)	759,350	764,085
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 07/25/2029 @ $100
3.500%, 08/25/2047 (A) (B)	1,673,502	1,538,806
Sequoia Mortgage Trust, Ser 2021-5, Cl A5
2.000%, 07/25/2051 (A) (B)	2,073,193	1,814,866
Towd Point Mortgage Trust 2018-2, Ser 2018-2, Cl A1
Callable 10/25/2028 @ $100
3.250%, 03/25/2058 (A) (B)	965,203	945,232
Verus Securitization Trust 2020-2, Ser 2020-2, Cl A2
Callable 10/25/2024 @ $100
3.989%, 05/25/2060 (A) (B)	1,637,000	1,620,211

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Verus Securitization Trust 2023-8, Ser 2023-8, Cl A2
Callable 12/25/2026 @ $100
6.664%, 12/25/2068 (B) (C)	$1,678,990	$1,705,699
		31,368,571
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $47,976,282)		47,978,868
CORPORATE OBLIGATIONS — 26.4%

Communication Services — 0.5%
Paramount Global
Callable 02/19/2032 @ $100
4.200%, 05/19/2032	1,000,000	886,765

Consumer Discretionary — 3.2%
Ford Motor Credit
Callable 04/28/2027 @ $100
4.950%, 05/28/2027	1,000,000	997,551
Gap
Callable 10/01/2026 @ $102
3.875%, 10/01/2031 (B)	1,500,000	1,311,232
MajorDrive Holdings IV
Callable 11/04/2024 @ $103
6.375%, 06/01/2029 (B)	1,500,000	1,459,017
Newell Brands
Callable 01/01/2026 @ $100
5.700%, 04/01/2026	1,500,000	1,503,681
		5,271,481
Energy — 2.1%
Energy Transfer
6.500%, H15T5Y + 5.694% (D)	2,000,000	1,995,215
Callable 11/15/2026 @ $100
Expand Energy
Callable 11/04/2024 @ $103
5.875%, 02/01/2029 (B)	1,500,000	1,507,680
		3,502,895
Financials — 6.0%
Ashtead Capital
Callable 05/11/2032 @ $100
5.500%, 08/11/2032 (B)	2,000,000	2,046,137

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Financials — continued
First Maryland Capital II
Callable 11/04/2024 @ $100
6.359%, TSFR3M + 1.112%, 02/01/2027	$2,411,000	$2,296,564
New York Life Global Funding MTN
4.550%, 01/28/2033 (B)	1,750,000	1,757,457
PNC Financial Services Group
Callable 06/12/2028 @ $100
5.582%, SOFRRATE + 1.841%, 06/12/2029	1,000,000	1,040,880
State Street
Callable 11/04/2024 @ $100
5.940%, TSFR3M + 0.822%, 05/15/2028	2,750,000	2,599,841
		9,740,879
Health Care — 4.1%
Centene
Callable 12/15/2024 @ $102
4.625%, 12/15/2029	2,500,000	2,446,455
Emergent BioSolutions
Callable 10/18/2024 @ $101
3.875%, 08/15/2028 (B)	1,000,000	762,300
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100
2.200%, 06/01/2030 (B)	2,000,000	1,777,975
Merck
Callable 09/07/2038 @ $100
3.900%, 03/07/2039	1,900,000	1,737,736
		6,724,466
Industrials — 6.9%
AerCap Holdings
Callable 10/10/2024 @ $100
5.875%, H15T5Y + 4.535%, 10/10/2079	2,000,000	1,999,962
American Airlines Pass Through Trust, Cl B
3.950%, 07/11/2030	1,640,000	1,547,057
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, US0003M + 2.350%, 12/15/2055	1,500,000	1,512,028
Boeing
Callable 11/01/2034 @ $100
3.250%, 02/01/2035	1,300,000	1,058,239
Concentrix
Callable 07/02/2026 @ $100
6.650%, 08/02/2026	1,000,000	1,027,400

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Industrials — continued
Delta Air Lines
4.500%, 10/20/2025 (B)	$230	$229
Graham Packaging
Callable 11/04/2024 @ $102
7.125%, 08/15/2028 (B)	1,000,000	990,135
Mauser Packaging Solutions Holding
Callable 11/04/2024 @ $104
7.875%, 08/15/2026 (B)	1,000,000	1,010,147
Trivium Packaging Finance BV
Callable 11/04/2024 @ $100
5.500%, 08/15/2026 (B)	1,200,000	1,195,325
United Airlines 2020-1 Class B Pass Through Trust
4.875%, 01/15/2026	901,740	893,579
		11,234,101
Materials — 0.6%
Sherwin-Williams
Callable 07/01/2031 @ $100
4.800%, 09/01/2031	1,000,000	1,019,918

Utilities — 3.0%
Dominion Energy
Callable 11/03/2029 @ $100
6.875%, H15T5Y + 2.386%, 02/01/2055	2,000,000	2,124,141
Duke Energy Carolinas
Callable 12/15/2031 @ $100
2.850%, 03/15/2032	1,250,000	1,128,168
Vistra
8.000%, H15T5Y + 6.930% (B)(D)	1,500,000	1,571,307
Callable 10/15/2026 @ $100
		4,823,616
TOTAL CORPORATE OBLIGATIONS
(Cost $43,468,032)		43,204,121
U.S. TREASURY OBLIGATIONS — 25.4%

U.S. Treasury Inflation Indexed Bond
1.375%, 07/15/2033	2,400,000	2,449,969

U.S. Treasury Notes
4.125%, 01/31/2025	2,250,000	2,246,097
3.375%, 09/15/2027	35,000,000	34,822,266

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.750%, 01/31/2029	$2,200,000	$2,039,469
		39,107,832

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,495,739)		41,557,801

ASSET-BACKED SECURITIES — 10.2%

Automotive — 0.9%
Exeter Automobile Receivables Trust 2022-1, Ser 2022-1A, Cl D
Callable 03/15/2027 @ $100
3.020%, 06/15/2028	575,000	563,271
Prestige Auto Receivables Trust, Ser 2021-1A, Cl C
Callable 04/15/2026 @ $100
1.530%, 02/15/2028 (B)	910,945	894,144
		1,457,415
Other ABS — 2.8%
Canyon Capital CLO 2016-1, Ser 2018-1A, Cl CR
Callable 10/15/2024 @ $100
7.463%, TSFR3M + 2.162%, 07/15/2031 (B)	1,000,000	1,000,027
CARLYLE US CLO 2017-4, Ser 2017-4A, Cl B
Callable 10/15/2024 @ $100
7.413%, TSFR3M + 2.112%, 01/15/2030 (B)	1,000,000	998,752
Northwoods Capital XVII, Ser 2018-17A, Cl C
Callable 10/22/2024 @ $100
7.394%, TSFR3M + 2.112%, 04/22/2031 (B)	1,500,000	1,500,128
Park Avenue Institutional Advisers CLO 2018-1, Ser 2021-1A, Cl BR
Callable 10/20/2024 @ $100
7.644%, TSFR3M + 2.362%, 10/20/2031 (B)	1,000,000	998,749
		4,497,656
Student Loan — 6.5%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 06/25/2032 @ $100
2.720%, 07/25/2069 (B)	1,190,664	1,098,307
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 05/15/2026 @ $100
6.811%, TSFR1M + 1.714%, 10/15/2031 (B)	1,062,097	1,064,587

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Student Loan — continued
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 04/15/2028 @ $100
6.911%, TSFR1M + 1.814%, 11/15/2030 (B)	$855,462	$857,778
Navient Private Education Loan Trust, Ser 2015-BA, Cl A3
Callable 07/15/2028 @ $100
6.661%, TSFR1M + 1.564%, 07/16/2040 (B)	1,625,509	1,629,306
Nelnet Student Loan Trust 2004-4, Ser 2004-4, Cl B
Callable 10/25/2024 @ $100
5.921%, SOFR90A + 0.562%, 01/25/2041	2,284,939	2,263,104
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 04/25/2031 @ $100
5.985%, SOFR30A + 0.704%, 03/25/2055	879,636	875,816
SMB Private Education Loan Trust 2017-A, Ser 2017-A, Cl B
3.500%, 06/17/2041 (B)	1,000,000	975,526
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 06/15/2028 @ $100
3.500%, 09/15/2043 (B)	1,718,505	1,698,766
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
6.661%, TSFR1M + 1.564%, 02/17/2032 (B)	206,008	206,247
		10,669,437
TOTAL ASSET-BACKED SECURITIES
(Cost $16,710,400)		16,624,508
MUNICIPAL BOND — 1.8%

Texas — 1.8%
University of Texas System Permanent University Fund
5.262%0, 07/01/2039	2,790,000	2,889,137

TOTAL MUNICIPAL BOND
(Cost $2,790,000)		2,889,137

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

LOAN PARTICIPATION — 0.9%
	Face Amount	Value
Tallgrass Energy
9.595%0, 08/01/2029	$1,496,250	$1,492,509

TOTAL LOAN PARTICIPATION
(Cost $1,487,208)		1,492,509
PREFERRED STOCK — 0.9%
	Shares
Consumer Discretionary — 0.5%
Hovnanian Enterprises 7.625% (D)	50,000	900,000
Information Technology — 0.4%
Synchronoss Technologies 8.375%	25,000	611,750
TOTAL PREFERRED STOCK
(Cost $1,434,032)		1,511,750

CONVERTIBLE BOND — 0.8%
	Face Amount
Health Care — 0.8%
Ionis Pharmaceuticals CV to 12.0075
0.125%, 12/15/2024	$1,400,000	1,376,375

TOTAL CONVERTIBLE BOND
(Cost $1,387,305)		1,376,375
TOTAL INVESTMENTS — 95.7%
(Cost $156,748,998)		$156,635,069

Percentages are based on Net Assets of $163,733,570.
†	Affiliated Investment.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of September 30, 2024 was $56,257,535 and represents 34.4% of Net Assets.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2024. The coupon on a step bond changes on a specified date.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

(D)	Perpetual security with no stated maturity date.

ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
CV — Convertible Security
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only - face amount represents notional amount
MTN — Medium Term Note
Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-Day Average

SOFR90A — Secured Overnight Financing Rate 90-Day Average

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month Average

TSFR3M — Term Secured Overnight Financing Rate 3 Month Average

The open futures contracts held by the Fund at September 30, 2024, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. 5-Year Treasury Note	(13)	Dec-2024	$(1,426,221)	$(1,428,477)	$(2,256)
U.S. Ultra Long Treasury Bond	(50)	Dec-2024	(6,691,151)	(6,654,687)	36,464
			$(8,117,372)	$(8,083,164)	$34,208

The following is a summary of the Fund's transactions with affiliates for the period ended September 30, 2024:

Value as of 12/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2024	Dividend Income	Capital Gain Distributions
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3
$324,418	$—	$(229,024)	$(38,094)	$—	$57,300	$26,884	$—

PNN-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 28.7%
	Face Amount	Value
U.S. Treasury Bond
3.625%, 02/15/2053	$1,500,000	$1,363,945

U.S. Treasury Note
2.750%, 02/28/2025	20,000,000	19,864,844

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,237,625)		21,228,789

COMMON STOCK — 26.6%
	Shares
Communication Services — 0.7%
John Wiley & Sons, Cl A	10,000	482,500
Consumer Discretionary — 1.0%
Carriage Services, Cl A	13,200	433,356
Nordstrom	12,000	269,880
		703,236
Consumer Staples — 2.8%
British American Tobacco ADR	7,000	256,060
Calavo Growers	31,750	905,828
Keurig Dr Pepper	7,000	262,360
Kraft Heinz	6,000	210,660
PriceSmart	5,175	474,962
		2,109,870
Energy — 2.9%
Delek US Holdings	15,500	290,625
Devon Energy	6,550	256,236
Evolution Petroleum	60,168	319,492
MPLX	10,770	478,834
Nordic American Tankers	134,000	491,780
Select Water Solutions, Cl A	36,100	401,793
		2,238,760
Financials — 0.7%
Jefferies Financial Group	5,225	321,599
New York Community Bancorp	22,333	250,803
		572,402
Health Care — 2.0%
Baxter International	5,900	224,023
Bristol-Myers Squibb	4,600	238,004
Perrigo	7,800	204,594

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued
Roche Holding ADR	5,800	$231,710
SIGA Technologies	85,080	574,290
		1,472,621
Industrials — 5.3%
3M	4,500	615,150
Argan	10,050	1,019,371
Brady, Cl A	3,660	280,466
BWX Technologies	6,250	679,375
Hoshizaki ADR	30,000	264,900
Luxfer Holdings ADR	33,211	430,082
National Presto Industries	7,825	587,971
		3,877,315
Information Technology — 6.4%
American Software, Cl A	34,000	380,460
Comtech Telecommunications *	332,004	1,596,939
Hewlett Packard Enterprise	23,200	474,672
Immersion	32,000	285,440
InterDigital	3,750	531,113
Opera ADR	61,650	952,492
ReposiTrak	12,966	239,482
Richardson Electronics	21,044	259,683
		4,720,281
Materials — 2.1%
Agnico Eagle Mines	4,500	362,520
Anglo American ADR	23,000	372,830
Fortitude Gold	100,912	515,660
Valhi	8,335	278,139
		1,529,149
Utilities — 2.7%
AES	37,000	742,220
California Water Service Group	4,400	238,568
Duke Energy	2,400	276,720
FirstEnergy	5,760	255,456
UGI	8,500	212,670
York Water	7,500	280,950
		2,006,584
TOTAL COMMON STOCK
(Cost $17,081,322)		19,712,718

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

CORPORATE OBLIGATIONS — 23.4%
	Face Amount	Value
Communication Services — 2.8%
Alphabet
Callable 02/15/2050 @ $100
2.050%, 08/15/2050	$1,600,000	$996,334
Electronic Arts
Callable 08/15/2050 @ $100
2.950%, 02/15/2051	695,000	479,690
Lumen Technologies
Callable 01/01/2025 @ $100
5.625%, 04/01/2025	600,000	595,152
		2,071,176
Consumer Discretionary — 3.8%
Foot Locker
Callable 11/04/2024 @ $102
4.000%, 10/01/2029 (A)	500,000	434,763
Gap
Callable 11/04/2024 @ $102
3.625%, 10/01/2029 (A)	1,545,000	1,397,447
Macy's Retail Holdings
Callable 07/15/2041 @ $100
5.125%, 01/15/2042	250,000	192,346
MercadoLibre
Callable 10/14/2030 @ $100
3.125%, 01/14/2031	400,000	362,323
Callable 12/14/2025 @ $100
2.375%, 01/14/2026	451,000	436,506
		2,823,385
Consumer Staples — 2.4%
Ingles Markets
Callable 06/15/2026 @ $102
4.000%, 06/15/2031 (A)	1,179,000	1,078,116
Molson Coors Beverage
Callable 01/15/2046 @ $100
4.200%, 07/15/2046	853,000	735,889
		1,814,005
Energy — 1.7%
Magnolia Oil & Gas Operating
Callable 10/15/2024 @ $100
6.000%, 08/01/2026 (A)	688,000	684,715

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Energy — continued
Martin Midstream Partners
Callable 08/15/2025 @ $112
11.500%, 02/15/2028 (A)	$500,000	$550,490
		1,235,205
Health Care — 5.8%
Emergent BioSolutions
Callable 10/18/2024 @ $101
3.875%, 08/15/2028 (A)	1,930,000	1,471,239
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100
2.800%, 09/15/2050	2,319,000	1,526,178
Royalty Pharma
Callable 03/02/2050 @ $100
3.550%, 09/02/2050	1,834,000	1,328,956
		4,326,373
Industrials — 2.7%
Emerson Electric
Callable 06/21/2051 @ $100
2.800%, 12/21/2051	275,000	189,078
Callable 04/15/2050 @ $100
2.750%, 10/15/2050	1,000,000	686,996
Mueller Water Products
Callable 11/04/2024 @ $102
4.000%, 06/15/2029 (A)	1,145,000	1,092,176
		1,968,250
Information Technology — 4.2%
Apple
Callable 02/08/2062 @ $100
4.100%, 08/08/2062	1,000,000	887,727
Ciena
Callable 01/31/2025 @ $102
4.000%, 01/31/2030 (A)	396,000	374,366
Microsoft
Callable 03/15/2050 @ $100
2.500%, 09/15/2050	1,750,000	1,185,740

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Information Technology — continued
Skyworks Solutions
Callable 03/01/2031 @ $100
3.000%, 06/01/2031	$749,000	$660,425
		3,108,258
TOTAL CORPORATE OBLIGATIONS
(Cost $18,234,590)		17,346,652
CONVERTIBLE BONDS — 7.9%

Communication Services — 0.6%
Cardlytics CV to 11.7457
1.000%, 09/15/2025	500,000	454,999

Consumer Discretionary — 0.6%
Etsy CV to 4.0518
0.250%, 06/15/2028	500,000	408,092

Financials — 1.7%
Euronet Worldwide CV to 5.2987
Callable 03/20/2025 @ $100
0.750%, 03/15/2049	734,000	719,320
LendingTree CV to 2.1683
0.500%, 07/15/2025	535,000	500,172
		1,219,492
Health Care — 3.1%
Exact Sciences CV to 10.0644
1.750%, 04/15/2031 (A)	500,000	505,673
Ionis Pharmaceuticals CV to 12.0075
0.125%, 12/15/2024	1,356,000	1,333,117
Omnicell CV to 10.2751
0.250%, 09/15/2025	500,000	477,188
		2,315,978
Industrials — 0.6%
Enovix CV to 64.0800
3.000%, 05/01/2028 (A)	500,000	451,982

Information Technology — 1.3%
Pegasystems CV to 7.4045
0.750%, 03/01/2025	500,000	488,750

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
SEPTEMBER 30, 2024
(Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount	Value
Information Technology — continued
Verint Systems CV to 16.1092
0.250%, 04/15/2026	$500,000	$464,750
		953,500
TOTAL CONVERTIBLE BONDS
(Cost $5,790,936)		5,804,043
PREFERRED STOCK — 5.0%
	Shares
Consumer Discretionary — 2.2%
Dillard's Capital Trust I 7.500%	8,955	231,576
Hovnanian Enterprises 7.625% (B)	78,000	1,404,000
		1,635,576
Industrials — 0.3%
Chart Industries 6.750%	5,000	251,250
Information Technology — 2.5%
Synchronoss Technologies 8.375%	75,267	1,841,784
TOTAL PREFERRED STOCK
(Cost $3,526,296)		3,728,610

TOTAL INVESTMENTS — 91.6%
(Cost $65,870,769)		$67,820,812

Percentages are based on Net Assets of $74,075,412.
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of September 30, 2024 was $8,040,967 and represents 10.9% of Net Assets.

(B)	Perpetual security with no stated maturity date.

ADR — American Depositary Receipt
Cl — Class
CV — Convertible Security

PNN-QH-001-1300